Financial Assets and Other Non-current Assets - Narrative (Details) € in Millions, R$ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) bond	Dec. 31, 2020 EUR (€) bond	Dec. 31, 2020 BRL (R$) bond	Dec. 31, 2021 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 BRL (R$)
Disclosure of financial assets [line items]
Increase (reduction) to tax expense due to decisions with tax authorities	€ (261)	€ (75)
Increase (reduction) to finance income due to decisions with tax authorities		85
Tax receivables	2,120	902
Notional amount of issued notes	84,794	109,267
Other current financial assets	3,835	2,495
Bonds issued	32,156	36,502
Bank deposit	1,000
Non-current financial assets	€ 6,361	6,639
Italian Government
Disclosure of financial assets [line items]
Number of bonds issued | bond	940,500
Bonds issued	€ 941
Spire Notes
Disclosure of financial assets [line items]
Notional amount of issued notes	1,000
Other long-term credits	295
Other current financial assets	591
Telefonica, S.A.
Disclosure of financial assets [line items]
Other current financial assets	€ 3,835	€ 2,495
Telefónica Emisiones, S.A.U.
Disclosure of financial assets [line items]
Number of bonds issued | bond	166,678	206,919	206,919
Bonds issued	€ 173	€ 194
Long-term credits
Disclosure of financial assets [line items]
Transfers and other	(47)	(91)
Non-current financial assets	890	252			€ 353
Long-term credits | Telxius Towers
Disclosure of financial assets [line items]
Transfers and other	246
Long-term credits | Telefónica United Kingdom
Disclosure of financial assets [line items]
Transfers and other		86
Collateral guarantees on derivatives
Disclosure of financial assets [line items]
Other current financial assets	564	1,076
Cross currency swaps
Disclosure of financial assets [line items]
Other current financial assets	279	716
Trade receivables
Disclosure of financial assets [line items]
Transfers and other	(65)	(537)
Non-current financial assets	752	551			719
Trade receivables | Telefónica Germany | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Non-current financial assets	269	157
Trade receivables | Telefónica United Kingdom
Disclosure of financial assets [line items]
Transfers and other		178
Telefónica Germany
Disclosure of financial assets [line items]
Long-term financial assets	85	69
Telefonica Brasil S.A.
Disclosure of financial assets [line items]
Outstanding tax credit					€ 452	R$ 2,046
Increase in credits and other financial assets		160	R$ 932
Increase (reduction) to tax expense due to decisions with tax authorities		(75)	(436)
Increase (reduction) to finance income due to decisions with tax authorities		85	R$ 496
Tax receivables	356			R$ 2,269
Long-term deposits	431	434
Banco Bilbao Vizcaya Argentaria (BBVA)
Disclosure of financial assets [line items]
Investments in associates	€ 232	178
Proportion of ownership interest in associate (as a percent)	0.66%
China Unicom
Disclosure of financial assets [line items]
Investments in associates	€ 80	€ 85
Proportion of ownership interest in associate (as a percent)	0.59%	0.59%	0.59%
Promotora de informaciones, S.A. (Prisa)
Disclosure of financial assets [line items]
Investments in associates	€ 36	€ 57
Proportion of ownership interest in associate (as a percent)	9.03%	9.03%	9.03%